Cover	Nov. 04, 2026	Aug. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	HCI Group, Inc.
Entity Central Index Key	0001400810
Entity Emerging Growth Company	false
Entity File Number	001-34126
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	20-5961396
Entity Address, Address Line One	3802 Coconut Palm Drive
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33619
City Area Code	877
Local Phone Number		304-9394
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, no par value
Trading Symbol(s)	HCI
Name of each exchange on which registered	NYSE